Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Changes in Accumulated Other Comprehensive (Loss) Income Balances, Net of Related Tax Effects

The changes in the accumulated other comprehensive (loss) income (AOCI) balances, net of related tax effects are presented in the table below.

	Foreign currency translation	Unrealized gains (losses) on hedging instruments	Unrecognized (losses) gains and prior service cost, net	Total accumulated other comprehensive loss
	(in millions)
Balance at December 31, 2010	$161	$10	$(427)	$(256)
Period change	(28)	(10)	(160)	(198)

Balance at December 31, 2011	$133	$—	$(587)	$(454)
Period change	34	3	(133)	(96)

Balance at December 31, 2012	$167	$3	$(720)	$(550)
Period change	(25)	(2)	467	440

Balance at December 31, 2013	$142	$1	$(253)	$(110)

Summary of Amounts Reclassified from Accumulated Other Comprehensive (Loss) Income

The amounts reclassified from AOCI are presented in the table below.

	Foreign currency translation	Unrealized gains (losses) on hedging instruments	Unrecognized (losses) and prior service cost, net	Total accumulated other comprehensive (loss) income
	(in millions)
Balance at December 31, 2012	$167	$3	$(720)	$(550)
Other comprehensive (loss) income before reclassifications, net of tax	(25)	(1)	414	388
Amounts reclassified from other comprehensive (loss) income, net of tax	—	(1)	53	52

Net current period other comprehensive (loss) income	(25)	(2)	467	440

Balance at December 31, 2013	$142	$1	$(253)	$(110)

Further details regarding the amounts reclassified from AOCI are presented in the table below.

Amount Reclassified from Accumulated Other Comprehensive (Loss) Income
Details About Accumulated Other Comprehensive (Loss) Income Components	Year ended December 31, 2013	Affected Line Item in the Audited Consolidated Statement of Operations
(millions)
Loss on hedging instruments	$(1)	Cost of sales-products

	(1)	Income from continuing operations before income taxes
	—	Provision for income taxes

	$(1)	Income from continuing operations

Amortization of defined benefit pension items:
Net loss	$83	(a)

	83	Income from continuing operations before income taxes

	(30)	Provision for income taxes

	$53	Income from continuing operations

Total reclassification for the period	$52	Income from continuing operations

(a)	Amounts related to pension and postretirement benefit plans were reclassified from AOCI and recorded as a component of net periodic benefit cost (see Note 20 for additional information).